As filed with the U.S. Securities and Exchange Commission on April 30, 2018

File No. 333-219123

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 1

JPMorgan Trust II

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices)

(800) 480-4111

(Registrant’s Area Code and Telephone Number)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to: Elizabeth Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	With copies to: Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.

This Amendment to the Registration Statement on Form N-14 of JPMorgan Trust II (the “Trust”) (File No. 333-219123) filed with the Commission on June 30, 2017 as amended (the “Registration Statement”), is being filed solely to add Exhibits (12) and (16)(b) to the Registration Statement and to update Part C. The prospectus and statement of additional information included in the Registration Statement are incorporated herein by reference.

Part C

Item 15	Indemnification

Reference is made to Article VII, Section 3 and Section 5 of Trust II’s Declaration of Trust and Section 1.10 of Trust II’s Distribution Agreement.

The Trust’s Declaration of Trust states that every person who is, has been, or becomes a Trustee or officer of the Trust or is or has been a trustee or director of a Predecessor Entity shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or a trustee or director of a Predecessor Entity and against amounts paid or incurred by him or her in the settlement thereof.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer or agent of the Trust or a trustee or director of a predecessor entity in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee, officer or agent of the Trust or a trustee or director of a Predecessor Entity.

The Trust agrees to indemnify, defend and hold the Distributor, its several directors, officers and employees, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Distributor, its directors, officers and employees, or any such controlling person may incur under the Securities Act or under common law or otherwise arising out of or based upon (i) any untrue statement, or alleged untrue statement, of a material fact contained in any registration statement or any prospectus, (ii) any omission, or alleged omission, to state a material fact, required to be stated in either any registration statement or any prospectus, or necessary to make the statements in either thereof not misleading, or (iii) any Trust advertisement or sales literature that is not in compliance with applicable laws, rules or regulations (including, but not limited to the Conduct Rules of the National Association of Securities Dealers, Inc.). However, the Trust’s agreement to indemnify the Distributor, its directors, officers or employees, and any such controlling person, shall not be deemed to cover any claims, demands, liabilities or expenses arising out of any statements or representations as are contained in any prospectus, advertisement or sales literature and in such financial and other statements as are furnished in writing to the Trust by the Distributor and used in the answers to the registration statement or in the corresponding statements made in the prospectus, advertisement or sales literature, or arising out of or based upon any omission or alleged omission to state a material fact in connection with the giving of such information required to be stated in such answers or necessary to make the answers not misleading. Further, the Trust’s agreement to indemnify Distributor and the Trust’s representations and warranties set forth in the Distribution Agreement shall not be deemed to cover any liability to the Trust or its Shareholders to which Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Distributor’s reckless disregard of its obligations and duties under the Distribution Agreement.

Item 16. Exhibits

(1)(a)	Certificate of Trust dated November 12, 2004. Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001193125-05-032909).

(1)(b)	Declaration of Trust dated November 5, 2004 (as amended May 14, 2014). Incorporated by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2014 (Accession number 0001193125-14-253403).

(1)(c)	Amended Schedule B, dated June 15, 2017, to the Declaration of Trust dated November 5, 2004 (as amended May 14, 2014). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 15, 2017 (Accession Number 0001193125-17-204684).

(2)	Amended and Restated By-Laws, as of August 20, 2014. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 0001193125-14-327164).

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization. Incorporated by reference to the Registration Statement as filed with the Securities and Exchange Commission on June 30, 2017 (Accession Number 0001193125-17-220257).

(5)	Instrument defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)(a)	Investment Advisory Agreement between the Registrant and Banc One Investment Advisors Corporation (renamed JPMorgan Investment Advisors Inc. as of February 19, 2005). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 27, 2004 (Accession Number 000193125-04-179370).

(6)(b)	Form of Amended Schedule A to the Investment Advisory Agreement, dated as of September 8, 2016. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 31, 2016 (Accession Number 0001193125-16-753757).

(6)(c)	Amendment to Investment Advisory Agreement between the Registrant and JPMorgan Investment Advisors Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001193125-10-000327).

(7)(a)(1)	Distribution Agreement, dated February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 27, 2005 (Accession Number 0001193125-05-0806890).

(7)(a)(2)	Amendment to the Distribution Agreement, including Schedule A, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 0001193125-14-327164).

(7)(a)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of February 15, 2017. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 24, 2017 (Accession Number 0001193125-17-056506).

(7)(a)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 8, 2016 (Accession Number 0001193125-16-788570).

(7)(a)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of June 15, 2017. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 15, 2017 (Accession Number 0001193125-17-204684).

(7)(a)(6)	Amended Schedule E to the Distribution Agreement, amended as of June 22, 2015. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on April 28, 2016 (Accession Number 0001145443-16-563965).

(7)(a)(7)	Amended Schedule F to the Distribution Agreement, amended as of November 16, 2016. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 8, 2016 (Accession Number 0001193125-16-788570).

(7)(a)(8)	Amendment, dated November 11, 2015, to the Distribution Agreement, including Schedule B. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(7)(b)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(7)(c)	Form of Sub Transfer Agency Agreement Between the Recordkeeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(7)(d)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(7)(e)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(7)(f)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 1, 2016 (Accession Number 0001193125-16-699672).

(8)	Deferred Compensation Plan for Eligible Trustees of the Trust. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 27, 2014 (Accession Number 0001193125-14-073133).

(9)(a)	Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named in Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002213).

(9)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of February 15, 2107). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 24, 2017 (Accession Number 0001193125-17-056506).

(9)(c)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated as of December 1, 2013. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2014 (Accession Number 0001193125-14-253403).

(9)(d)	Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 2014 (Accession Number 0001193125-14-452556).

(9)(e)	Joinder and Amendment, dated December 1, 2015, to Amended and Restated Global Custody and Fund Accounting Agreement dated September 1, 2010. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 21, 2016 (Accession Number 0001145443-16-550354).

(9)(f)	Form of Amendment to Amended and Restated Global Custody and Fund Accounting Agreement, dated April 1, 2107. Incorporated by reference to the Registration Statement as filed with the Securities and Exchange Commission on June 30, 2017 (Accession Number 0001193125-17-220257).

(10)(a)	Combined Amended and Restated Distribution Plan, amended as of November 11, 2015. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 17, 2015 (Accession Number 0001193125-14-379565).

(10)(b)	Schedule B, amended June 15, 2017, to the Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 15, 2017 (Accession Number 0001193125-17-204684).

(10)(c)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibit A, amended as of May 16, 2017. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 18, 2017 (Accession Number 0001193125-17-174756).

(10)(d)	Amended Exhibit B, dated June 15, 2017 to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan, amended as of May 16, 2017. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 15, 2017 (Accession Number 0001193125-17-204684).

(11)	Opinion and Consent of Dechert LLP regarding legality of issuance of shares and other matters. Incorporated by reference to the Registration Statement as filed with the Securities and Exchange Commission on June 30, 2017 (Accession Number 0001193125-17-220257).

(12)	Opinion of Dechert LLP regarding tax matters. Filed herewith.

(13)(a)(1)	Amended and Restated Transfer Agency Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”), effective September 1, 2014. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on August 29, 2014 (Accession Number 0001193125-14-327164).

(13)(a)(2)	Form of Amended Appendix A, dated as of February 15, 2017 to the Amended and Restated Transfer Agency Agreement between Registrant and BFDS. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 24, 2017 (Accession Number 0001193125-17-056506).

(13)(a)(3)	Amendment to the Amended and Restated Transfer Agency Agreement between Registrant and BFDS, dated November 11, 2105. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 8, 2016 (Accession Number 0001193125-16-788570).

(13)(b)(1)	Administration Agreement between Registrant and JPMorgan Funds Management, Inc., effective February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2005 (Accession Number 0001193125-05-86890).

(13)(b)(2)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission as filed on August 30, 2006 (Accession Number 0001193125-06-002835).

(13)(b)(3)	Form of Amended Schedule B to the Administration Agreement (amended as of February 15, 2017). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 24, 2017 (Accession Number 0001193125-17-056506).

(13)(b)(4)	Amendment to February 19, 2005 Administration Agreement, dated February 12, 2014. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2014 (Accession Number 0001193125-14-253403)..

(13)(b)(5)	Amendment to Administration Agreement, dated April 1, 2016. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 28, 2016 (Accession Number 0001145443-16-563965)

(13)(c)(1)	Shareholder Servicing Agreement, effective February 19, 2005, between Registrant and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2005 (Accession Number 0001193125-05-86890).

(13)(c)(2)	Amendment to the Shareholder Servicing Agreement including Schedules A and B, (amended as of August 22, 2013). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on October 28, 2013 (Accession Number 0001192125-13-413482)

(13)(c)(3)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of June 15, 2017). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 15, 2017 (Accession Number 0001193125-17-204684).

(13)(c)(4)	Amendment, dated February 12, 2014, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2014 (Accession Number 0001193125-14-253403).

(13)(c)(5)	Amendment, dated November 11, 2015, to the Shareholder Servicing Agreement, dated February 19, 2005. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on June 27, 2016 (Accession Number 0001193125-16-633296).

(13)(d)(1)	Form of Fee Waiver Agreement for the Registrant’s 6-30 FYE Funds (including JPMorgan Large Cap Growth Fund). Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on October 31, 2016 (Accession Number 000193125-16-753757).

(13)(e)(1)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 27, 2005 (Accession Number 0001047469-05-086890).

(14)	Consent of independent registered accountant. Incorporated by reference to the Registration Statement as filed with the Securities and Exchange Commission on June 30, 2017 (Accession Number 0001193125-17-220257).

(15)	None.

(16)(a)	Powers of Attorney for the Trustees, Brian Shlissel and Laura Del Prato. Incorporated by reference to the Registration Statement as filed with the Securities and Exchange Commission on June 30, 2017 (Accession Number 0001193125-17-220257).

(16)(b)	Power of Attorney for Timothy J. Clemens. Filed herewith.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or part who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a Post-effective Amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, J.P. Morgan Trust II, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Port-Effective Amendment to the Registration Statement to be signed on the behalf of the Registrant, City of Columbus and State of Ohio, on the 30th day of April, 2018.

JPMorgan Trust II (Registrant)

By: Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2018.

JOHN F. FINN*	MARILYN MCCOY*
John F. Finn Trustee	Marilyn McCoy Trustee

DR. MATTHEW GOLDSTEIN*	MITCHELL M. MERIN*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

DENNIS P. HARRINGTON*	ROBERT A. ODEN, JR.*
Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

FRANKIE D. HUGHES*	MARIAN U. PARDO*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

RAYMOND KANNER* Raymond Kanner Trustee	JAMES J. SCHONBACHLER* James J. Schonbachler Trustee

PETER C. MARSHALL* Peter C. Marshall Trustee	BRIAN S. SHLISSEL* Brian S. Shlissel President and Principal Executive Officer

MARY E. MARTINEZ*
Mary E. Martinez Trustee

TIMOTHY J. CLEMENS* Timothy J. Clemens Treasurer and Principal Financial Officer

*By	/S/ ELIZABETH A. DAVIN
Elizabeth A. Davin Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.

(12)	Opinion of Dechert LLP regarding tax matters.

(16)(b)	Power of Attorney for Timothy J. Clemens